COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedule of capital commitments on property, plant and equipment

	December 31, 2019	December 31, 2020
Property, plant and equipment	4,041,857	1,437,354

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31, 2019	December 31, 2020
Associates	33,800	351,800
Joint ventures	410,000	410,000

	443,800	761,800